OTHER INCOME	12 Months Ended
Mar. 31, 2011
OTHER INCOME

Note 26          OTHER INCOME

Other income of 2,394 KUSD (previous year: 454 KUSD) relate within 1,902 KUSD (previous year: 0 KUSD) from the reinstatement of a receivable from the former managers of a subsidiary as disclosed in Note 9 – other current receivables.